2. SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Compensation	$ 1,141	$ 1,123
Professional fees	29	181
Interest	1,466	1,603
Warranty	2	2
Vacation	34	41
Preferred dividends	169	120
Other accrued expenses	65	165
Total	$ 2,906	$ 3,235